RESTRICTED CASH AND INVESTMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Investments [Abstract]
Collateral cash and certificates of deposit	$ 245	$ 7,687	$ 2,302
Current replacement reserves	836	950	646
Escrow deposits	715	532	338
Other restricted cash		0	35
Total current portion	1,796	9,169	3,321
Restricted Cash and Investments, Noncurrent [Abstract]
Restricted investments for other debt obligations	2,279	2,264	3,446
HUD replacement reserves		1,174	1,074
Reserves for capital improvements		120	936
HUD and other replacement reserves	1,403	1,294
Total noncurrent portion	3,682	3,558	5,456
Total restricted cash and investments	$ 5,478	$ 12,727	$ 8,777